Debt (Tables)	12 Months Ended
Jan. 31, 2012
Debt Disclosure [Abstract]
Schedule Of Debt
As of January 31, 2012 and 2011, debt is comprised of the following:

	January 31,
	2012	2011
	(In thousands)
Convertible debt obligations	$2,195	$2,195
Term loan - new credit agreement:
Gross loan	597,000	—
Unamortized debt discount on term loan	(2,685)	—
Other debt	3,064	—
Term loan - prior facility	—	583,234
Total debt	599,574	585,429
Less: current portion	8,423	2,195
Total long-term debt	$591,151	$583,234

Schedule Of Company's Debt Maturities	The Company’s debt maturities are as follows:

Fiscal years ending January 31:
(In thousands)
2013	$8,423
2014	6,624
2015	6,735
2016	6,706
2017	6,771
2018 and thereafter	567,000
$602,259